Assets held for sale - Assets, Liabilities, Revenue and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and short-term investments	$ 124,892
Accounts receivable	101,508	$ 90,467
Long-term assets:
Property, plant and equipment (note 9)	64,420	57,507
Total assets	471,313	346,263
Current liabilities:
Accounts payable and accrued liabilities	99,238	84,599
Total current liabilities	146,447	147,022
Long-term liabilities:
Other long-term liabilities	5,607	6,017
Total liabilities	234,894	242,204
Revenue	312,412	252,497
Cost of revenue and expenses:
Cost of product and parts revenue	264,260	212,953
Research and development	25,194	20,976
General and administrative	36,290	26,629
Sales and marketing	13,495	11,510
Cost of revenue and expenses	342,958	274,486
Income from operations	5,527	(5,928)
Interest and other income	1,413	2
Income tax expense:
Current	2,172	2,438
Deferred	(10,303)	(1,007)
Income tax expense (recovery)	(8,131)	1,431
Net income (loss) for the year	13,658	(7,359)
Cummins Westport, Inc.
Current assets:
Cash and short-term investments	113,936	94,984
Accounts receivable	9,999	5,681
Long-term assets:
Property, plant and equipment (note 9)	259	605
Deferred income tax assets	22,584	21,651
Total assets	146,778	122,921
Current liabilities:
Accounts payable and accrued liabilities	5,509	5,557
Current portion of warranty liability	26,105	19,485
Current portion of deferred revenue	12,374	13,628
Total current liabilities	43,988	38,670
Long-term liabilities:
Warranty liability	36,267	34,737
Deferred revenue	20,122	23,802
Other long-term liabilities	2,312	3,969
Long-term liabilities	58,701	62,508
Total liabilities	102,689	101,178
Revenue	367,506	323,480
Cost of revenue and expenses:
Cost of product and parts revenue	268,440	236,154
Research and development	6,084	12,185
General and administrative	1,778	1,650
Sales and marketing	12,865	12,567
Cost of revenue and expenses	289,167	262,556
Income from operations	78,339	60,924
Interest and other income	522	1,074
Income before income taxes	78,861	61,998
Income tax expense:
Current	13,857	14,779
Deferred	(933)	(329)
Income tax expense (recovery)	12,924	14,450
Net income (loss) for the year	65,937	47,548
Cummins Westport, Inc. | Product
Long-term liabilities:
Revenue	252,135	219,141
Cummins Westport, Inc. | Parts
Long-term liabilities:
Revenue	$ 115,371	$ 104,339